Avv. FRANCESCA PARUZZO

We have been requested to provide a reasoned legal opinion with regard to the terms by which the Right of Reply project lies within the scope of the Italian constitutional system and how it is positioned to be rigorously functional in the protection of fundamental rights and freedoms.

Right of Reply. How it works

Right of Reply constitutes a method – method 1 – of analysis of and response to data content as it relates to a person of interest, whether natural or juridical, which is accessible on a telecommunications network, in particular the World Wide Web, and to software which is programmed to activate that method of analysis, and to enable an efficient and optimal right to respond both in terms of synchronicity and of relevance. Through the adoption of this system, in fact, internet users are provided with a method by which they are able to index and comment on data content, whether that consists of articles, images, video, vocal recordings, or data of any kind which contains information pertaining to at least one person of interest, which is present on the informatic network.

Method 1 envisages a preliminary phase 2 definition of a plurality of parameters for the evaluation of data content relative to and/or correlated to at least one person of interest. In addition to phase 2 as just described, or in alternative to it, method 1 can also comprise a phase of definition of a global parameter for the evaluation of that data content.

Phase 3, thereafter, envisages the definition of a person of interest with respect to whom the research and/or analysis of web data content should be carried out.

Method 1 can also comprise phase 4, which serves to search for and/or select, on a telematics network (preferably on the World Wide Web), at least one set of data content which is present on that network. The data content is generally related and/or correlated to the person of interest. The search for and/or selection the data content can proceed automatically, for example by using software which conducts screenings with a specifically programmed and/or programmable time schedule, or in a way which can be configured by the user, such as the person of interest, or a person or user

connected to the same person of interest and/or authorised by the person of interest, and/or in a personally customized way based on the person of interest's particular criteria.

Method 1 can furthermore include a phase 5, which serves to evaluate data content automatically by means of at least one algorithmic calculation in order to obtain a plurality of values for the respective data content evaluation parameters, or a value (single and/or cumulative) for the global data content evaluation parameter. The aggregate value of the global data content evaluation parameter can be obtained through an (optional) phase of the method which prescribes the elaboration of the evaluation parameters by means of a cumulative calculation algorithm, within which those evaluation parameters can all have the same weight, or they can each have different weights, with some data content evaluation parameters being considered more significant or important than others.

Method 1 therefore comprises a phase 6 of comparison and/or evaluation. This phase consists of a comparison of the cumulative value of the global evaluation parameter or the single values obtained for each evaluation parameter with a/the respective interval/s of acceptability of the parameter/s.

Following this comparison, the method can furthermore comprise a phase 7 of memorisation of the data content, or of information relating to the location of that data content on the telematic network or in a memory or archive storage.

The memorisation of the previously analysed data content can occur at least in the case in which the cumulative value of the global parameter results in being above the threshold of acceptability, or in the case in which a predetermined number of single parameter values result in being above their respective thresholds of acceptability to a predetermined degree.

In a variant, the memorisation of one or more items of data content can occur even before (or both before and after) the evaluation and/or comparison phase, for example on the basis of criteria which are automatically pre-set and/or pre-configured by the web user, such as the person of interest or a user authorised by that same person.

Method 1 can also comprise phase 8, which serves to make the data content, or information related to the location of the data content on the informatic network, available for an evaluation of that same data content on the part of the user, and preferably on the part of the person of interest or of a user authorised by, or connected to, that same person of interest.

Optionally, the method also comprises a phase of notification and/or alert-posting, in particular to the person of interest or a user authorised by or connected to the person of interest, of the event of the availability on the memory or in the archive storage, of new data content on the informatic network.

A further phase of method 1 is that which envisages the creation of a response and/or commentary statement with regard to the data content, or the preparation of an interface configured so as to enable the creation of a response and/or commentary statement with regard to the data content. The response

and/or commentary statement can be created by the person of interest or by a user authorised by or connected to the person of interest. The response and/or commentary statement substantially constitutes the response of the person of interest to the data content (and therefore also to whomever has published and/or prepared and/or posted the data content in question) which they consider to be inaccurate, or unwarranted, or offensive, or defamatory, and/or in some way undesired.

Following the phase which has just been described, method 1 can also provide an optional phase which consists of placing the response and/or commentary statement at the disposal of the person of interest and/or a user authorised by or connected to the person of interest, for example for its consequent publication on the same telematic network. For this optional phase, the person of interest and/or a user authorised by or connected to the person of interest, can take advantage of predefined models (so-called "*templates*") which can be integrated conveniently with information of adequate detail which is correlated to the data content to which the response is directed.

Method 1 can furthermore comprise a phase of memorisation of the response and/or commentary statement on a memory or archive storage, in a way which is correlated and/or connected to the data content or to information relating to the location of the data content on the informatic network (as previously described).

Method 1 can furthermore comprise a phase which consists of placing at the disposal, or publishing, on the telematic network the response and/or commentary statement in a way which is correlated or connected to the web content or to information relating to the location of the data content on the informatic network, in order to make it accessible for reading by others and/or indexed by a search engine. Preferably, the publication phase of the response and/or commentary statement allows conjoint accessibility, for users and within the scope of the telematic network, to the data content in question and to the respective response and/or commentary statement, if such is present. In other words, a web user who gains access to the web content will be alerted or will receive notification with regard to the presence of a response and/or commentary statement relative to the visualised web content. The notification or alert can for example take the form of a *banner* or a *pop-up* or a *link* or *URL* on which to "click" to access the response statement.

Furthermore, method 1 can comprise a phase in which an interface is provided, for example a user interface, operationally connected to the memory or archive set, and purposely adapted, configured, and/or programmed to enable the user to view the data content, or the information related to the location of the data content on the informatic network, and this would occur at the same moment in which the user can read the original content and in the same ranking position as the original content, so that the response can be read simultaneously and with the same priority or ranking.

In its activated form, this invention also relates to a software package and/or a mobile application (mobile device app) and/or a programme for data processors or computers which is stored on a local or remote memory or archive space, and configured to implement at least one or more of the phases of the method of analysis of data content present on an informatic network, such as the World Wide Web, which have been described previously.

In its activated form, this invention is also related to a system which comprises:

- a mobile device, such as a smartphone or any other kind of mobile cellular device or personal computer or tablet or hand-held device,
- a software package and/or a mobile application and/or a programme for a processor or computer in accordance with what has been previously described and in particular capable of activating one or more of the phases of the previously described method,
- a memory storage or archive space operationally connected to the mobile device.

The software and/or mobile application and/or programme for processors or computers envisaged by this system are configured and/or programmed and/or installed on the mobile device or on the memory or archive set in a way which enables the activation of one or more of the phases of the previously described method 1.

Furthermore, the system envisages that the memory or archive storage is of the local or remote type and that, in any case, it is operationally connected to the mobile device in order to enable the software and/or the mobile application and/or the computer or processor programme, stored in the memory or archive space, to function and operate on that same mobile device. In the case of a remote memory or data archive the mobile device and the memory can be connected by means of a telematic network, such as the World Wide Web, or by using other distance and/or proximity related communication technologies.

In a further form of implementation, this invention is related to the use of the software and/or the mobile application (mobile device app) and/or the computer or processor programme on a local or remote memory or data archive, previously described. In particular, the use of the software or mobile application or computer or processor programme is directed towards the activation of the method of analysis of data content present on a telematic network, such as the World Wide Web, previously described.

This invention is related, furthermore, to an additional method of management of data content present on a telematic network such as the World Wide Web, comprising the phase concerned with searching the telematic network for data content of interest, preferably by means of a search engine. Generally, the data content of interest relates to a person of interest. In phase 31 the search for data

content of interest on a telematic network can be activated and conducted directly by an automatic telematic network content indexing or cataloguing service. The automatic indexing or cataloguing service can be part of the search engine and be operationally associated with that search engine. Alternatively, this phase is activated by a telematic network user and is conducted through the said search engine.

The method envisages therefore a phase 32 to identify one or more links, or reference addresses, which are active in the telematic network and are correlated to data content of interest and to the person of interest.

Subsequent to the phase identifying the links or reference addresses, the method comprises phase 33, for contacting one or more databases, or servers, or service providers, or websites to verify the eventual presence and/or availability of additional data content correlated to at least one link or reference address on the telematic network.

The additional data content is correlated to the data content of interest at least by one or more parameters and/or at least one or more items of sensitive or confidential data. The sensitive or confidential data which link the additional data content to the data content of interest can be, for example: the name of a natural person, the name of a juridical person and/or a subject or topic of interest.

Within the scope of this invention, as previously indicated, this additional web content can be a statement of response and/or commentary to at least one part of the data content. The statement of response and/or commentary is composed by the person of interest or by a user authorised by or connected to the person of interest.

In the event of the presence of additional data content, the method envisages a phase of notification of the availability and/or presence of that additional data content, for example through the association of an appropriate marker on the link or reference address. Alternatively, or in combination with the association of the marker, this phase can be implemented through the provision of a user interface designed to signal the presence of the additional data content. Furthermore, and still as an alternative or in combination with the association of the marker and the provision of the graphic interface, it can be implemented through the memorisation of the availability and/or the presence of the additional data content in a database, in association with a memorisation of the link or the reference address.

In order to optimise the search procedure, the method can envisage a phase in which a user search interface is activated which is operationally connected to the search engine and is configured to allow and/or enable the search for data content of interest on the telematic network. The search for data content of interest can be of the "free text" type.

Communication of the availability and/or presence of the additional data content can comprise the notification of the availability and/or presence of additional data content at least to one user, or to a plurality of users, by means of a banner, a pop-up, a link, a notice and/or an electronic mail message.
Communication of the availability and/or presence of the additional data content can furthermore comprise the generation of a notice of the presence of that additional data content. The notice can be made available to at least one user by means of a dedicated user interface, for example by means of a banner, a pop-up, a link and/or a notice, or other similar means of notification.
In accordance with the preferred form of implementation of the invention, a marker is configured to signal the availability and/or presence of the additional data content and comprises at least one element of identification and of association of the additional data content of interest. The element of identification is preferably at least one among the following elements of identification: a graphic element associated with the representation of the link or reference address, a chromatic element or an asterisk or a code number or an alphanumeric code or a TAG or an alphabetic code or a symbol or a QR code, or a barcode.
The method can furthermore comprise, subsequent to having signalled the availability and/or presence of that additional data content, a phase with the purpose of allowing, preferably within the scope of the telematic network, a usage or consultation or access to the additional data content. This phase of usage or consultation or access to additional data content is intended to make that additional data content available at least to one user who has put into effect or programmed a search for data content of interest on a telematic network, or in each case to a user who is potentially interested in the additional data content.
In particular, the method of analysis of data content which is accessible on a telematic network can be implemented in combination with the method of processing data content present on a telematic network as previously described, conveniently combining the phases of the previously described methods in such a way as to optimise the search for data content of interest and the related additional data content (where present) and to optimise the usage or consultation or joint access on the part of a user of the data content of interest and the related additional data content.
This invention is furthermore related, in its activated form, to a software package or mobile application (mobile device app) or computer or processor programme or server or service provider or computer configured to implement one or more of the phases of the previously described method.
In another form of activation, this invention is also related to a system which comprises:

- at least one data processor,
- a memory storage or archive space which is operationally connected to the data processor,

- a software package or mobile application (mobile device app) or programme for a processor or server or service provider in accordance with what has been previously described.

The software or mobile application is memorised and/or installed on a memory storage or archive space and is configured to operate on the data processor.

The method of analysis of the data content and/or the method of processing the data content as previously described can furthermore comprise a phase which enables a user to select data content which relates to them among that which is present on the telematics network (in particular, the World Wide Web) and among that which they feel to be particularly positive, truthful and complimentary in their regard. The method and/or the software in accordance with the invention can therefore enable such data that has been selected to be positioned and indexed in the highest position possible in the search engines which are active on the World Wide Web, and however in a higher position with respect to other data content related to that user and/or which regards them. By "high(er) position" it is meant that the data content of interest appears among the first results of a specific query (conducted for example on a search engine), by name, for example, made with regard to that user. In substance, this optional phase of the method enables the placement in the top positions of the search engine results, not only of the negative content, which is usually in that position because of the fact that such content is the most sought for by users of the World Wide Web and is, by its very nature, of considerable interest to World Wide Web users, but also of one or more items of web content of a positive nature which the user feels best represents them.

THE CONSTITUTIONAL FOUNDATION FOR RIGHT OF REPLY AS A GUARANTEE OF THE RIGHT TO PERSONAL IDENTITY AND TO THE FREE EXPRESSION OF THOUGHT

Given the description above, it is evident how Right of Reply calls into play both the right of personality, in its most typical expression as given by the right to personal identity, and the freedom of expression of thought, both of which are values constitutionally guaranteed and closely connected to the dignity of the person. In order to understand the terms by which this project proposes to be rigorously functional in the protection of those fundamental rights, it is primarily necessary to reconstruct the constitutional fundamentals of those rights, the relationships between them and the limitations that derive from them, and it is also essential that we take a look at the instruments which so far have been devised to protect them.

Premise. Personality rights and their conflict with the freedom of expression of thought

The "personality rights" category traditionally refers those subjective juridical situations which are inherent in the essential attributes of the human person[1]. They are rights by which the property which is intended to be protected is not separate from the individual, but, to the contrary, it concerns the person's very individuality and their experience of moral and social life.[2]

The precise characteristics of those rights can be found in the concepts of *necessariness* – they in fact pertain to all physical persons – of *imprescriptability* – their prolonged non-fruition does not determine their extinction – of *absoluteness* – implying, on the one side, a general duty of abstention of all parties from adopting harmful behaviour, and on the other an erga omnes protectability – of *non-patrimoniality* – the personal values being defended are not directly susceptible to economic valuation – and lastly, of *unavailability* – they cannot, therefore, be renounced[3].

In Italy, before the adoption of the 1948 Constitution, Art. 2 of which represents the very foundation of new and additional rights originating from the needs of a society in continual transformation, such juridical situations are taken into consideration and protected by the Civil Code in a rather scant listing. In fact it concerns physical integrity (Art. 5), the right to a name (Art. 6-9), and protection of one's image (Art.10) or honour and of one's business reputation (Art. 2598). To these, then, there were further additions which find their discipline in the Penal Code or in certain special laws. That is the case, for example, of crimes against honour (Art. 594 and subs.) which protects moral integrity, or the moral rights of authors (Art. 20-24, 81, and 142, law n. 633 of 1941 on Copyright).

The extremely limited number of rights recognised at the time and the manner of their protection constitute the fullest representation of a society which was very different to what we have today, in which the full development of the person is obtained through the construction of social relationships which must be protected.

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[1] In the past, personality rights have been the object of numerous debates among those who sustain that the protection of personality rests solely with public law, and those who sustain that they do not involve rights but mere facts which constitute the obligations placed on those who adopt behaviour in contrast with the prerogatives of a person. Again, for a long time a monist thesis, which supports the existence of a single right of personality of indefinite content, has been countered by a pluralist thesis, which envisages the existence of several different personality rights. See MESSINETTI D., *Personalità (diritti della)*, in Enciclopedia del diritto, Vol. XXXIII, Milan, 1983, p. 355, or RESCIGNO P., *Personalità (diritti della)*, in Enciclopedia Giuridica Treccani, Vol. XIII, Rome, 1990, or GAZZONI, *Manuale di diritto private,* ESI, 1997.

[2] RESCIGNO P., *Personalità (diritti della)*, in Enciclopedia Giuridica Treccani, Vol. XIII, Rome, 1990, p. 2.

[3] TORRENTE A., SCHLESINGER P., *Manuale di diritto privato,* Giuffrè editore, Milan, 2013, p. 123.

Society's needs changed however, with the technological evolution of the 20th century and the development of the mass media[4], and with the spread of electronic processors with a capacity to memorize, elaborate and update the data of millions of individuals[5]. This context brings into play, on the one side, the fact that those personality rights which are already recognized begin to "restructure" themselves around the private[6] and most intimate sphere of the individual, protecting it from external interference, and on the other, that in view of the unforeseen challenges, new ones begin to emerge. Among these, first of all, there is the right to the recognition of a personal identity, or rather that "right to be represented by a true identity[7], for a person to have their own image respected[8].

Technical advances thus radically modify the way in which people perceive themselves and their relationships with others, and this obliges us to pay more attention to how, with regard to this context, another apical value of our Constitutional order is constructed: the freedom of thought and freedom of information, above all in its expression as the freedom of the press, which finds its foundation in Art. 21 of the Constitution. That freedom, on the one side, and the various situations which are linked to personality rights[9] on the other, are placed in a relationship in which the instruments that have so far been devised have always constructed in terms of conflict. This latter,

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[4] The first studies in fact date back to the 19th century in the United States. SHILS E., *Privacy: Its Constitution and Vicissitudes*, Law and Contemporary Problems, 31, 1966, p. 289. The pioneer paper on privacy in the juridical field is dated 1881 and is by WARREN S.D. – BRANDEIS L.D., *The Right to Privacy*, Harvard Law Review, 4, 1890.

[5] VALENTINO D., (compiled by) *Manuale di diritto dell'informatica*, Edizioni Scientifiche Italiane, Naples, 2011

[6] http://www.jus.unitn.it/cardozo/Review/2005/Marini1.pdf

[7] Italian Civil Court of Appeal, 22 June 1985 n. 3769, *"The right to personal identity aims to guarantee the faithful and complete representation of the individual personality of the person in the context of the community, both general and particular, in which such individual personality has developed, externalized and solidified itself. It entails an essential, fundamental and qualifying interest of the person, and the purpose of Art. 2 of the Constitution is precisely that of protecting the human person integrally and in all its essential ways of being. This Constitutional rule does not have a merely reiterative function with regard to the rights which are expressly protected in the text of the Constitution nor also those of the human person as envisaged in the Civil Code; it is positioned at the centre of the entire Constitutional order and assumes as its reference point the human person in the complexity and unitary nature of its material and spiritual values and needs. Indeed therefore the rule cannot have a solely reiterative function; it constitutes an open and general clause for the free and integral development of the human person and it is consequently fit to embrace within its scope new interests which arise from the human person as long as they are essential to it. Of course, in our positive law it is not certain that the various personality rights qualify as profiles or aspects of a singular and all-encompassing right of personality, each one of them being recognized as protecting a variety of fundamental interests of mankind, but, even though those rights constitute distinct and autonomous subjective juridical situations, they all lead back to the integral and unitary value of the human person, just as this is the intent of Art. 2 of the Constitution. This allows and indeed does not exclude the possibility of identifying new needs of the human person which, if essential and fundamental, can follow immediately and automatically the juridical protection of private law by appealing to the analogy with specifically recognized personality rights."* (and specifically: from the text of an interview of the director of the Milan Cancer Institute in a weekly magazine, an assertion had been extrapolated, and then reproduced in an editorial advertisement, concerning the reduced harmfulness of light cigarettes; on the basis of the principles expounded above, the manufacturers of the advertised cigarettes as well as the advertising agency were condemned to pay generic damages).

[8] Rome Tribunal 27 March 1984. So-called Pannella case. The Roman judges recognize, in an article published in the *La Repubblica* newspaper which tended to represent the radical political leader as being the advocate of negotiations with terrorists, damage to his right to personal identity, describing it as the right of the individual "to have their image respected to participate in life associated with the acquisition of ideas and experience, along with their ideological, moral, social, political, and religious convictions which differentiate and at the same time qualify them".

[9] PERLINGHIERI P., *Informazione, libertà di stampa e dignità della persona*, in Rassegna di Diritto Civile, 1986, p. 624

moreover, is further complicated by the difficulty of operating an effective balance between "the right to know" of the community (which in our Constitutional system finds its highest expression, indeed, in Art. 21) and the right of the individual to make their own truth known (which also has Constitutional foundation in the same article), so as to effectively defend that "historic truth" which is often misinterpreted in published facts.

Starting from an analysis of the current situation, Right of Reply, as will be seen, does appear to represent a means which is able to eliminate not only this contrast between freedom of expression and personal identity, while simultaneously protecting both, but also that between the collective right to information and the individual's right to provide their own version of the facts which concern them.

The right to personal identity. Its jurisprudential creation and its Constitutional foundation

The technological innovation stemming from the advent of informatics, the introduction of the electronic processor, the spread of computers and the of internet, has determined a truly Copernican revolution in the way we create, organise and search databases[10]; all of which has made a profound impact on the way we perceive personality rights, which in turn find their strongest guarantee in our demand as individuals to control the flow of information which regards us.

The recognition of the right to personal identity is to be found in that context. The first pronouncement which expressly took it into consideration was that of the Rome Prefecture on 6 May 1974. That decision intervened following a plea made by a man and woman who claimed that, without any consent from themselves, an image which represented them – and which had been taken in a context which was radically different (a photography contest) – had been used in a promotional poster for the national committee for the referendum on divorce, with the aim of supporting the vote in favour of that referendum. Although, in accordance with Art. 10 of the Civil Code, the trial judge recognised the protection of the unauthorised use of the image, at the same time however, he moved to assert the need to also protect the interests of the plaintiffs who had been damaged by the juxtaposition of their opinions, which were completely different, to the political purpose of the poster.

For the first time therefore, significance was given to a violation of the right to personal identity, intended as a person's right to not have their individual personality distorted, and to offer its

[10] RODOTÀ S., *Privacy e costruzione della sfera private*, in Tecnologie e diritti, Il Mulino, Bologna 1995

protection, in this particular case by the Roman judge's order to publish a public notice in the general press intended to re-establish the effective truth.

Along the same lines, at least as far as regards the outcome, we have the claim presented that same year to the Rome Tribunal in urgent circumstances, on the part of the Communist Party, concerting the manipulation, again on the part of the committee for the referendum on divorce, of some phrases quoted from Palmiro Togliatti, a historic leader of that party, which had been extrapolated so as to make the electorate believe that the aforementioned Party was contrary to that institution.

These judgements ushered in a jurisprudential current which over subsequent years became ever more consolidated; clarifying and specifying the object and the discipline of the right to personal identity. Of particular interest – above all for the contribution given to the definition of the regulatory foundation of that right – are the sentences which in all degrees of judgement settled the so-called "Veronesi case"[11].

In regard to that, and in reference to the objective of this discussion, the most revealing ruling is that of the Court of Appeals on 22 June 1985, n. 3769, which provided the main contribution to the definition of the right to personal identity and to the identification of its regulatory foundation. That sentence, in fact, confirming the conclusions to which the judges had arrived in its merit, changed the orientation which up to that time had been applied by the Court of Appeals (we are reminded in particular of Appeals 13 July 1971, n. 2242), which defended the right to personal identity only in the case of its coincidence with the protection of a particular case expressly foreseen by the law.

What is new about this decision is, however, is that it configures an autonomous juridical foundation for that right which thereby returns to the provisions of Art. 2 of the Constitution. The interest held to be generally worthy of juridical protection is that, which pertains to every individual, of being represented in life in relation to one's true identity, in the way that this, in social, general or particular reality, is known or can be recognised in the light of the criteria of normal diligence and

[11] The renowned oncologist, in fact, had explained in an interview – with the aid of statistical data and precise etiological indications – the relationship which exists between smoking and some kinds of malignant tumour, and had proposed to contrast the phenomenon with educational activity based also on a prohibition of cigarette advertising. In the interview the professor had also asserted that, while concluding that the best choice would still be to continue to abstain from smoking, some types of cigarette (so-called less harmful cigarettes) could have less harmful consequences than others. On the strength of these statements, a tobacco producing company (Austria Tabakwerke) had therefore decided to publish in the periodical press a series of inserts aimed at promoting the sale of a certain brand of "light cigarettes" which included the following statement, "according to Prof. Umberto Veronesi – director of the Cancer Institute in Milan – this type of cigarette reduces the risk of cancer by almost half". The advertisement omitted to mention that the professor had however emphasised the general danger of every type of cigarette, exhorting people to absolutely not smoke.

Consequently, both Prof. Veronesi and the Cancer Institute made recourse to the Milan Tribunal in order to obtain the protection not only of the Professor's image and name but also of his right to his so-called personal identity. This latter protection, although based on different juridical argumentation, was recognised at all levels of justice.

good objective faith; each person has, in that sense, an interest in not having their intellectual, political, social, religious, ideological and professional patrimony, whether expressed or appearing to be intended to be expressed, either altered, distorted, tarnished or challenged on the basis of concrete and unequivocal circumstances in the social environment.

The Court identifies, as mentioned, the regulatory foundation of the right to personality directly in Art. 2 of the Constitution, which states that "The Republic recognises and guarantees the inviolable rights of the person, both as an individual and in the social groups where human personality is expressed". If the intention of that article is to protect integrally the human person in all its essential ways of being, then it is clearly understood how, among these, it includes the identity of individuals, as a faithful and complete representation of the individual personality of the person in the setting of the community in which it has been developed, expressed and solidified.

To indisputably sanction the attributability of that subjective juridical situation to the Constitution, the Constitutional Court then intervened with a judgement on 3 February 1994, n. 13, on the occasion of a question of constitutional legitimacy raised by the Florence Tribunal in reference to the violation by Arts 165 et seq. of the regulations of the Civil State (R.D. 9 July 1939, n. 1238), specifically of Art. 2 of the Constitution. The procedure a quo drew its origin from the opposition of a plaintiff to the request of the Prosecutor to rectify – after forty years – his birth certificate, declared partly false in a criminal court, by substituting his father's surname for that of his mother who had recognised him.

On that occasion the Court observed that it is certainly true that among the rights which form the indivestible patrimony of the human person, Art. 2 also recognises and guarantees the right to personal identity, which constitutes therefore a good unto itself, independently of personal and social condition and of the qualities and defects of the individual, so that and for which it is the right of each person that their individuality be preserved, guaranteed, and if necessary, protected.

With the advancement of the internet, the questions concerning personal identity acquire new forms; any human activity, in fact, is "brimming with data", "the web" ensures an apparently infinite quantity of information in every sector, it enables instant communication with others, it enables the distribution of information with a degree of speed and efficiency which almost always remains without control and without the possibility of consent on the part of the owner of the data that is

being circulated[12]. In the majority of cases, literally, all that is required is to type a name into a search engine to obtain the image or a series of data pertaining to a person and their relative profession, activity and interests. This theme obviously concerns both the so-called right to privacy and the right to personal identity; this indeed does not only bring into play the confidentiality of the information accessed, but also – in the event that the data is divulged – its conformity with the truth. To this can be added the new need for protection that emerges from the ever greater expansion of so-called social networks (Facebook and many others), which enable users, through the internet and by means of the publication of text and images, to expose their own identity and to establish and entertain personal and social relationships. By these means, an individual can, without particular difficulty, on the one side invent themselves a new identity or pretend to be someone else, and on the other utilise information and images related to others in order to represent them differently from how they really are.

In these terms it is evident that so-called digital identity is tightly bound to the person, from the moment that the former frequently describes and represents the latter. As such, for the topic that interests us here, those same protections and guarantees recognised to personal identity must also be extended, given their inviolability as sanctioned by Art. 2, to digital identity, and indeed, they must necessarily be reinforced as a consequence of the transformation of the landscape which the internet has determined. Those who wish to rid themselves of the harm caused by the online presence of an item of news which concerns them will have to continue to ask for the protection of their own right to personal identity, which means, in terms of rights, that the information related to the interested person and circulated by others be correct, current, coherent and complete. They will obviously have to change the ways in which such defence is construed.

It is evident that, having ascertained the inviolability of that right, this exposes the contrast that its defence can show with respect to the protection of an apically high value of our Constitutional laws: the freedom of expression of thought.

The freedom of expression of thought

The freedom of expression of thought represents a cardinal principle of our law and is sanctioned by Art. 21 of the Constitution, according to which "Anyone has the right to freely express their thoughts in speech, writing, or any other form of communication". This disposition is closely

[12] SOLOVE D. J., *The Future of Reputation; Gossip, Rumor, and Privacy on the Internet,* Yale University Press, 2007

connected with Art. 19 of the United Nations Universal Declaration of Human Rights which highlights the right to "receive and impart information and ideas through any media and regardless of frontiers", as well as Art. 10 of the European Convention on Human Rights[13] and Art. 11 of the Charter of Fundamental Rights of the European Union[14] Of particular importance, with regard to these International and European Union Charters, is the fact that they distinguish explicitly, even though they place them in the same ambit of protection, both the right to receive and the right to communicate information, in the perspective of the completeness of the information.

The relevance ascribed to that freedom is underlined, firstly by the Constitutional Court which, from its earliest rulings has included it "among the fundamental freedoms proclaimed and protected by our Constitution, one of those [...] which best typifies the regime in effect in our State, since it is a condition of the way to be and of the development of life in our Country in every aspect; cultural, political and social" (judgement n. 9 of 1965). It should be pointed out that, in that sense, the right provided for in Art. 21 Const. is "the highest, perhaps" of the "primary and fundamental rights" sanctioned by the Constitution (judgement n. 168 of 1971), being placed among the "inviolable rights of man" of which in Art. 2 Const. (judgement n. 126 of 1985), "cornerstone of the democratic order" (judgement n. 84 of 1969), "linchpin of democracy in the general order" (judgement n. 126 of 1985). Consequential to this acknowledgement is the fact that, on the one side, that the Republic has the obligation to guarantee freedom of information even with regard to private individuals, in the sense that "it is not legitimate to doubt that it should be applied with respect to everyone, public authorities and their associates included, and that nobody can cause it to be attacked" (judgement n. 122 of 1970), and on the other, that it cannot be suppressed. According to the Court it constitutes not a consequence of democracy, but vice versa, the foundation of the democratic regime itself: it is

[13] 1. Everyone has the right to freedom of expression. This right shall include freedom to hold opinions and to receive and impart information and ideas without interference by public authority and regardless of frontiers. This Article shall not prevent States from requiring the licensing of broadcasting, television or cinema enterprises.
2. The exercise of these freedoms, since it carries with it duties and responsibilities, may be subject to such formalities, conditions, restrictions or penalties as are prescribed by law and are necessary in a democratic society, in the interests of national security, territorial integrity or public safety, for the prevention of disorder or crime, for the protection of health or morals, for the protection of the reputation or rights of others, for preventing the disclosure of information received in confidence, or for maintaining the authority and impartiality of the judiciary.

[14] 1. Everyone has the right to freedom of expression. This right shall include freedom to hold opinions and to receive and impart information and ideas without interference by public authority and regardless of frontiers.
2. The freedom and pluralism of the media shall be respected.

the circulation of ideas which brings, among its consequences, the very affirmation of the democratic State.

The "right to information" is determined and qualified in reference to the founding principles of the form of the State outlined by the Constitution, which require that our democracy be based on free public opinion and be able to develop through the equal competition of everyone in the formation of the general will. From here is derived the Constitutional imperative which the "right to information" guaranteed by Art. 21 is qualified and typified: a) by the plurality of the sources from which to draw knowledge and news, so that citizens can be placed in the position of making their own evaluations on the availability of different points of view and contrasting cultural orientations; b) by the objectivity and impartiality of the data provided; c) by the completeness, the correctness, and the continuation of the activity of the information provided; d) by respect for human dignity, public order, moral propriety and the free psychological and moral development of minors[15].

Art. 21, as mentioned, places the freedom we have been discussing among our primary values, which, because of their content, translate into absolute subjective rights. Nevertheless, the enactment of those fundamental values in life relationships entails a series of connections and equilibriums: some of them deriving from precise Constitutional restrictions, others from particular features of the reality in which those values are called to be expressed.

That profile calls into play the identification of the limitations placed on the protection of the freedom of speech, which, since they restrict a subjective right, must find justification in the protection of a constitutionally significant good. If Art. 10 of the ECHR defines a copious array of entitlements, which range from national security to territorial integrity to the protection of health, morality, reputation, or third-party rights, the legitimate protection of which is the restriction of that right, Art. 21 contains the sole explicit limitation of moral propriety, and the Constitutional Court has been obliged, over the course of time, to define those cases in which the freedom of expression can be legitimately limited; in that sense the rights of personality, among which is the right to a personal identity, which as we have seen find their foundation in Art. 2, constitute one of the most appropriate limitations, from the moment that the good which they

[15] NICASTRO G., (compiled by), *Libertà di manifestazione del pensiero e tutela della personalità nella giurisprudenza della Corte,* Atti di convegno, May 2015

protect, since it is in essence connected to the human person, is endowed with the characteristic of inviolability (judgement n. 86 of 1974; judgement n. 13 of 1994).

In concrete reality indeed, in such situations there is a contrast between these different rights which, since they are both constitutionally guaranteed, must be counterbalanced, and it must be established, each time the case arises, which side of the balance should be allowed to prevail.

Right of Reply, for reasons we shall see, appears to be in a position of antithesis with respect to this perpetual tension, since, from the perspective of the fullest guarantee of fairness, completeness, and plurality of information, it provides the instruments with which to protect simultaneously freedom of thought and the identity of the individual.

The right to be forgotten and its protection. Problems in its effective defence.

Recognition of the right to be forgotten[16] is to be found in the context of the protection of personality rights (above all that of privacy and of personal identity) of which it is an externalised form. Nevertheless, its elaboration and discipline, rather than eliminating its conflict with the freedom of expression of thought, simply move that conflict onto a higher level, while also demonstrating total ineffectiveness in the definition of instruments for its protection.

The right to be forgotten is the right by which information regarding a particular individual, which, although it has previously been circulated, can be "forgotten" and thereby no longer accessible to everyone. It intends, in this way, to protect the personal sphere of the individual as well as their personal identity with respect to content which has been circulated and which could compromise the course of their lives over time.

It is a right which, as mentioned, is intended to express as much the right of privacy as that of personal identity, although with obvious differences: the first, indeed, aims to protect the individual's sphere of intimacy from external intrusions which materialise as the circulation of facts or news stories; whereas the second, as we have seen, is the personal presumption of every

[16] In literature, on the right to be forgotten we have: AA.VV., The right to be forgotten. Acts of the study convention of 17 May 1997, GABRIELLI (compiled by), Naples, 1999; AULETTA, Diritto alla riservatezza e "droit à l'oubli", in ALPA-BESSONE-BONESCHI-CAIAZZA (compiled by), Information and personal rights, Naples, 1983, p. 127 et seq.; FERRI The right to information and the right to be forgotten, in Riv. Dir. Civ., 1990, p. 801 et seq.; MORELLI, item Forgotten (right to be), in Enc. Dir. Agg., VI, Milan, 2002; and lastly, MEZZANOTTE, The right to be forgotten. Contribution to the historic study of privacy, Naples, 2009; in law, among the rulings that have specifically dealt with the right to be forgotten we can highlight: Cass. Civ., 18 October 1984, n. 5259, in Giur. It. 1985, coll. 762; Cass. Civ., 9 April 1998, n. 3679, in Foro it., 1998, coll. 123 and in regard Trib. Rome, 15 May 1995, in this Review, 1996, p. 427; Trib. Roma 27 November 1996, in Giust. Civ., 1997, p. 1979 et seq. and Trib. Roma, ord. 20.21.27 November 1996, in Dir. Aut., 1997, p. 372 et seq.

individual to be represented in the reality of their lives in relation to their true identity, and to not have their intellectual, ethical, ideological and professional patrimony[17] altered.

A fundamental role along the "journey" which has led to the assertion of the need to recognise and safeguard the right to be forgotten, first on the part of case law and legal literature, and then on the part of the lawmaker, must be attributed to technological progress and to the evolution of the media of mass communication and the birth of the internet: any item of data content on the web, in fact, is broadcast with extreme simplicity and risks never being cancelled, remaining available in abstraction forever. It effectively transforms the very concept of the time factor; changes which might have occurred from the time of its first publication and its subsequent re-publication are no longer taken into account, whereas those which occur at the time of the first publication could potentially never leave the sphere of public attention. The problem becomes, therefore, that of ascribing mass to the information; putting it into its context[18], of guaranteeing that the identity of an individual should not be distorted – and flattened – on the web.

Just as for the majority of personality rights, the right to be forgotten also owes its conceptual elaboration to works of legal literature, and above all to case law, which for a considerable time had denied its existence[19].

The topic in question can be approached, even though transversally, through judgement n. 1563/1958 regarding the case of Police Commissioner Caruso, who was executed by firing squad after the fall of fascism, together with others, for his part in the Fosse Ardeatine massacre: in this case we come upon, for the first time, a concept of the "right to the secrecy of dishonour", based on the idea that "*even the most immoral man has the right to demand that others do not alter the extent of the crimes he has committed and do not increase the grave burden of his guilt with the addition of untrue facts*".

[17] Civil Court of Appeals 22 June 1985 n. 3769

[18] Civil Court of Appeals 5 April 2012, n. 5525. ZENO-ZENCOVICH, *Onore e reputazione nel sistema del diritto civile*, Naples, 1985, p. 120, de-contextualisation consists of stripping away the image of an individual from the context in which it was originally found and placing it in a different setting, with the effect of creating an externally perceptible negative contrast.

[19] To that end, judgement n. 4487/1956, in a case regarding the tenor Caruso, clearly explains that *"a person who has been unable or unwilling to keep the facts of their own life hidden cannot pretend that the secret be maintained by the discretion of others; a curiosity or even an innocuous piece of gossip, even though it might not constitute an elevated manifestation of the soul, does not in itself establish an offence in law. Still less can we speak of the right to privacy when, in the case of what we presume to have occurred, the facts that have been narrated do not pertain to the real life of the person involved, but have sprung from the imagination of the author of the subject of the cinematographic production in order to make the story more lively and interesting and to render more expressive and significant a creative work of ingenuity."* If they could not speak, at that time, of the right to privacy, even less could they make reference to any kind of pretension of being forgotten after the legitimate circulation of an item of news.

Apart from this judgement however, the debate on the existence of and the ability to protect a right to be forgotten remains substantially silent until the nineties, with the exception of a few considerations on the subject in legal literature. Among these we can mention Auletta[20], who, in 1983, affirmed the necessity to investigate, for the first time completely, whether persons or events legitimately publicised in the past can always be the object of new circulation, or whether, instead, this can become illicit, as a consequence of changes in the situation over time.

As far as regards the Courts, around the mid-nineties it was the Rome Tribunal which established the basis of the subsequent recognition of the right to be forgotten, by ruling in the ambit of precautionary proceedings[21] instituted by the protagonists of past criminal proceedings, who were sustaining that, in the event that the Italian state television corporation RAI were to broadcast a TV series about them, they would suffer unjustified damage to the personal identities they had re-constructed with considerable difficulty.

In these terms, the Roman judge, ruling on the 8 November 1996, established that the story of a teacher, found guilty towards the end of the 1960s of having taken advantage of a young person just over twenty years old, could be broadcast as long as it were to be fictionalised form, so as to bring to life a case which had been discussed at length, yet, that at the same time it was necessary to respect, as much as possible, the anonymity of the young person, of whom they should omit the name and other sensitive data (health and sex) not strictly pertinent to the social benefit of the publication of the story.

Again, the same Tribunal, with a ruling on the 20 November 1996, affirmed that a man who in 1964 had killed his pregnant partner in consequence to an uncontrolled ingestion of anti-insomnia pharmaceuticals which had caused psychotropic effects, could not protest the transmission of a television series concerning the incident in question, but that, equally, the depiction of their minor-aged children, and of the prison governess with whom the main character had engaged in a sentimental relationship during his incarceration, could not be considered essential to the structure of the story.

[20] AULETTA T.A., *Diritto alla riservatezza e droit à l'oubli,* in AA.VV. *L'informazione e i diritti della persona,* Jovene, Naples, 1983

[21] Order of the Rome Tribunal 8 November 1996. Order of the Rome Tribunal 20-21 November 1996. Order of the Rome Tribunal 27 November 1996

The turning point of this journey towards the definitive recognition of a right "to be forgotten" came however with judgement n. 3679/1998 of the Court of Appeals[22]: the judges of legitimacy on that occasion outlined, for the first time, the features of an autonomous right to be forgotten and its relationship with the freedom of expression.

According to the Court, in fact, *"the disclosure of information which provokes prejudice towards a person's honour and reputation must, on the basis of the freedom of the press, be considered legitimate when three conditions recur: "the objective truthfulness of the information published; the public interest in knowledge of the fact (so-called pertinence); the formal correctness of the exposure (so-called continence) (Judgement 6041-97, cit.)""* – the so-called journalist's list -; to these three conditions the Appeals Court added a fourth, that of the *"actuality of the information, in the sense that it is not legitimate to re-divulge, after a considerable lapse of time, information that in the past had been published legitimately. This does not only involve the peaceable application of the principle of the actuality of the public interest to know, given that such interest is not strictly connected to the actuality of the published fact, but it persists as long as it remains or until its public relevance becomes current again. Instead, a new profile comes into consideration which is that of the right to privacy which has recently also been defined as the right to be forgotten, intended as the just interest of every person to not be indeterminately exposed to the additional damage caused to their honour and to their reputation by the repeated publication of news which in the past had been legitimately divulged"*.

This judgement was then followed by the others[23] which, through the interpretative activity of the legislation in force, are repeated in the Privacy Code – legal decree 196/2003 – and specifically in Articles 7 and 11, as a foundation of positive law to protect the right to be forgotten. The interested party can, in fact, demand that the information which is the object of processing respond to the criteria of proportionality, necessity, pertinence to the purpose,

[22] Cass. Civ. 9 April 1998 n. 3679

[23] Also interesting, in this sense, are the decisions of the Privacy Guarantor. Included among these is that of 7 July 2005 [web doc n. 1148642] which examines the case of the transmission of a television programme dedicated to a criminal trial, on the occasion of which the television network had illegally broadcast images taken during the course of a judicial hearing which depicted, as well as parts of the trial, other people who were present in the courtroom, among whom was a woman who at the time was emotionally involved with one of the accused. The Guarantor, observing that such personal data could be utilised for journalistic ends even without the consent of the interested parties, yet only in respect of the limitations of the freedom of the press and respect of personal dignity, ordered the prohibition of further circulation of the images relating to the informant, whose emotional reactions to the guilty verdict had been filmed, since, in contempt of the standards of integrity of information, "her right to not be publicly remembered after the passing of years" and her right "to have her renewed social and sentimental dimension as it had become subsequently defined, respected" had been impinged.

accuracy and coherence with its current and effective personal or moral identity (Art. 11). They can, furthermore, know at any time who is in possession of their personal data and what use they are making of it, can oppose the processing of it, even though it might be pertinent to the purpose of its collection, in other words they can request that it be cancelled, transformed, blocked, rectified, updated or integrated.

On the basis of these two articles, the Court of Appeals, with judgement n. 5525/2012, in a case regarding a politician in a Town Council in Lombardy who had been arrested for corruption in 1993 and who lamented the fact that, during a normal internet search, he had found on the web archive of the "Corriere della Sera" newspaper only the notification of his arrest, without any reference to the subsequent favourable outcome of the judicial process, affirmed that *"if the public interest implicit in the right to information (Art. 21 Const.) constitutes a limit to the fundamental right to privacy, the person to whom the data belongs is correlatively attributed with the right to be forgotten, and that is so that information which the passage of time has rendered by then forgotten or unknown to the majority of associates, not be further divulged"*. The first point, therefore, is to verify whether or not a news story assumes relevance as a historic fact characterised by public interest in the knowledge of that news. In this case, however, and above all in current society and with the widespread use of the internet, our attention must turn to the accuracy and the constant updating of that news, the burden of which is placed on the head of the person holding title to the source website. If, the Court affirmed, in this case, the judicial process regarding the politician had had a subsequent evolution, this could not be omitted, on pain of becoming news that is substantially untrue, and therefore illegal. The mere generic possibility of finding further information somewhere in the "sea of the internet" is in fact not sufficient, whereas the provision of a system capable of signalling that that episode has had a different outcome has become necessary.

As a final note, the role of the Court of Appeals is interesting in that in several rulings (see judgements n. 287/2010 and 278/2013) linking the right to be forgotten to Art. 2 of the fundamental Charter, it has made it a parameter of the Constitutionality of those laws, bestowing upon it the attribute of inviolability.

The right to be forgotten and the internet: case history

The objectives and discipline of the right to be forgotten have to come to terms with the arrival of new technologies with the communicative potential of the internet.

With the web, in fact, everything changes: the web has the capacity to archive an almost infinite amount of data and makes it possible to access any piece of information at any time, with the risk of turning the concept of actuality into perpetuity; the past and the present converge, determining the phenomenon of the de-contextualisation[24] of the information that remains available, which is detached from its original source and from any subsequent evolution of the informational framework.

The right to be forgotten, with respect to the characteristics of virtual reality, therefore, assumes the new physiognomy of the right of individuals to dispose of their own data, and to require that what is no longer part of their personal identity be removed, with all the technical difficulties that ensue[25].

The objective becomes that of guaranteeing "that technology be the ally rather than the enemy of rights. And that the internet, avoiding the opposing temptations of censorship and anomie, promotes the freedom and the rights of everyone"[26].

One of the factors which on this subject tends to create problems, is the digitalisation of the historic archives of newspapers, which provides access, even after several years, to articles which often refer to judicial proceedings, which go back to their inception but which have not been updated with the subsequent developments of the procedure. The pervasiveness of this dissemination is then further amplified by the presence of generalist search engines which, being mere telematic intermediaries and not responsible for the content of the source sites, offer an automatic and permanent system for locating information through the use of keywords and simple names.

The Courts, in that regard, have proposed several different remedies to protect the right to be forgotten, all of which, as we have said and as we shall see, are highly ineffective with respect to the desired results, and all are destined to clash with the freedom of expression of information and of the press; first of all we have that of de-indexation, clearly evidenced in 2004, as we shall see in the next

[24] Cass. Civ. 5 April n. 5525

[25] SCIULLI G., *Il diritto all'oblio e l'identità digitale,* 2014

[26] Speech by Antonello Soro, 16 October 2014, Guarantor for the protection of personal data, http://garanteprivacy.it/web/guest/home/docweb/-/docweb-display/docweb/3458830

paragraph, by the Court of Justice of the European Union[27]; this requires that documents which are no longer current and are not of public interest, while they remain available through the editor's website, no longer be "accessible" directly on search engines. Secondly, Appeals case law has established the obligation to update and contextualise information on the part of the individual holding title to the source website. With judgement n. 5525/2012, as we have seen, the Supreme Court, in a case which saw a Lombard political exponent request the removal of an article from 1993 which was accessible on the online archive of the Corriere della Sera newspaper and which reported his arrest for corruption without also publishing the – subsequent – news that the judicial investigation had concluded with his acquittal, operates a balance between the right to be forgotten and of personal identity on the one side, and the freedom of the press on the other, by establishing that the web archives should be updated with the evolution of the facts; this being all the more important when judicial proceedings are involved.

There is, in fact, a right of the citizen to *"receive complete and correct information, since the mere generic possibility of finding further information somewhere in the sea of the internet is not sufficient"*. It is the owner of the source website who must guarantee, and assume all the ensuing costs of, the contextualisation and bringing up to date of the news item, above all when *"the relative judicial resolution has intervened"*, by predisposing a system of notes or footnotes which, even though they account for subsequent events, are able to safeguard the original and historic content of the episode in question.

The Privacy Guarantor seems to have acknowledged that orientation in two deliberations[28] in which, on accepting the appeals of two citizens, a publishing company was ordered to update a series of articles in the historic archives of one of their newspapers.

It is evident however, in these terms, that this form of protection, rather than of the right to be forgotten, is of the right to complete and correct information, placing the obligation of continuous updating of past published news stories on the head of the source site owner, and is in fact impracticable unless as a consequence of individual appeals.

The last possibility, essentially endorsed by the related case law, yet extremely controversial and opposed by the European Court of Human Rights, is that of the radical elimination of the news item from the newspaper's online archives. In this sense the Chieti Tribunal[29] in its Ortona district court,

[27] Court of Justice of the European Union, case C-131/12, published on 13 May 2014

[28] On 20 December 2012 [n. 434 ; doc. web n. 2286432] and on 24 January 2013 [n. 31 ; doc. web n. 2286820]

[29] In the same way the Milan Tribunal, made judgement n. 5820/2013, published on 26 April 2013: the judge ruled that the most appropriate remedy was that of ordering the removal of the news item from the newspaper's web archive,

with judgement n. 8/2011 on 20 January 2011, ordered, in accordance with Art. 11 and 99 of legislative decree 196/2003, the cancellation of an article published in 2006 in an online journal from Abruzzo, which reported the news of a married couple accused of continued attempted collusion to extort, which was however updated to reveal that the case had been dismissed. In truth the Tribunal reaches the point of affirming that since privacy laws dictate that the handling of personal data cannot last longer than the time needed for the purpose of the collection of that data, and that in the case under consideration there was no longer any collective interest in knowing that news, therefore the article should be deleted, leaving only the original paper copy.

In total contrast to this however, we have a judgement of the European Court of Human Rights on 16 July 2013 (appeal n. 33846/07) with which they maintain that the removal of the article from the newspaper's website is completely disproportionate with regard to the requirement to protect privacy; according to the Court, in fact, removal of the news of that event would be equivalent to "rewriting history", and would be a radical violation of the freedom of expression and of conscience. Which, as such, is absolutely forbidden.

It is evident, in fact, that a nodal point exists in the persistent tension with the freedom of expression of thought and information which carries with it the obligation to determine the limits within which, in each single case, it should prevail over the right to be forgotten.

Over time, case law has tended to outline certain considerations, the existence of which renders legitimate the exercise of the right of freedom of the press – and the consequent compression of the individual's personality rights - and the so-called journalist's list, defined by the Court of Appeals in judgement n. 5259/1984 and which identifies three requisites: 1) the truth of the facts being disclosed (which can be objective or even only putative, as long as, in the latter case, it is the result of serious and diligent research); 2) the civil nature of the exposure (marked by serene objectivity and lacking any defamatory or offensive intent, so-called continence); 3) public interest in the publication of the information (so-called pertinence)[30].

In this case the so-called "fourth requisite" comes into play; that of actuality, the requisite which was defined, as we have seen, by the Supreme Court itself with judgement n. 3679/1998.

If, however, the element under which the right to be forgotten can legitimately prevail over the freedom of expression is the factor of time, the elapsing of which gives rise to an individual's interest

---

allowing only the paper copy to remain, since public interest in the permanent knowledge of the matter was lacking, and the person involved did not have a significant public role.

[30] Journalistic activity is also regulated by Art. 136-139 of the Privacy Code (legislative decree 196/2003) and by the Code of Conduct which constitutes attachment A of that legal text.

in repossessing the information which regards them and returning into anonymity, it is undeniable that it constitutes a requisite which will never be able to find its effective application in the world of the web, in which, rather than an original circulation and then a further one, we have to deal with the constant permanence of the news item on the internet.

The Google Spain judgement.

Of particular importance, and for that reason appropriate for autonomous discussion, is the judgement of the Court of Justice of the European Union on 13 May 2014 (case n. C-131/12), with which the European judges expressed their interpretation of Articles 12 clause (b)[31] and 14 first subsection, clause (a)[32] of Directive 95/46/CE, having as their objects, respectively, the right of access to personal data and the opposition to the processing of it, which assumes a fundamental importance in dealing with the right to be forgotten on the internet, in its definition of the specific role of search engines and of becoming aware of how, in the reality of the web, it is unable to be protected as such.

The ruling under examination has its origin in the case of a Spanish citizen who, in 2010, had presented a complaint to the Agencia Española de Proteccion de Datos against the publisher of a national newspaper, as well as against Google Spain and Google Inc. The plaintiff claimed that, on searching his own name on Google, he came across two links to the cited newspaper's web page containing news of the sale at auction of some of his real estate which had been foreclosed; what he was contesting, in this specific case, was that, given that the executive procedure had been settled a considerably long time earlier, the information was by now completely without any public relevance.

The Agency, accepting the claim, ordered that the two Google companies should provide for the removal of the data from their indexes so that it would be impossible to access them from then on.

However, Google Spain and Google Inc. challenged the ruling and, during the course of the proceedings which this gave rise to, the appointed Spanish judge, in 2012, referred the case to the Court of Justice of the European Union.

[31] "Member States shall guarantee every data subject the right to obtain from the controller: (…)as appropriate the rectification, erasure or blocking of data the processing of which does not comply with the provisions of this Directive, in particular because of the incomplete or inaccurate nature of the data"

[32] "Member States shall grant the data subject the right: (…) at least in the cases referred to in Article 7 (e) and (f), to object at any time on compelling legitimate grounds relating to his particular situation to the processing of data relating to him, save where otherwise provided by national legislation"

The Court, firstly and for the first time, ruled to clarify the applicability of Directive 95/46/CE to the subjects owning search engines, along with all the consequences which derive from it in terms of protection of individuals with respect to the processing of their personal data.

Those subjects, in fact, are to be considered responsible for the processing of data, inasmuch as they collect, extract, record and organise information within the scope of the various indexing programmes, they save them on their servers, and they communicate them in the form of lists.

From this derives the obligation imposed on Google to remove (Art. 12 clause (b) of the Directive), at the request of the interested party, the links which connect to information which is no longer current. The European judges, with regard to this last aspect, indeed, maintain that *"As regards Article 12(b) of Directive 95/46, the application of which is subject to the condition that the processing of personal data be incompatible with the directive, it should be recalled that [...] such incompatibility may result not only from the fact that such data are inaccurate but, in particular, also from the fact that they are inadequate, irrelevant or excessive in relation to the purposes of the processing, that they are not kept up to date, or that they are kept for longer than is necessary unless they are required to be kept for historical, statistical or scientific purposes"*; they add, furthermore, that *"even the processing of accurate data which is initially legitimate can become, over the course of time, incompatible with the directive"* and they conclude with the affirmation that *"the inclusion in the list of results displayed following a search made on the basis of his name of the links to web pages published lawfully by third parties and containing true information relating to him personally is, at this point in time, incompatible with Article 6(1)(c) to (e) of the directive because that information appears, having regard to all the circumstances of the case, to be inadequate, irrelevant or no longer relevant, or excessive in relation to the purposes of the processing at issue carried out by the operator of the search engine, the information and links concerned in the list of results must be erased. The particular nature of the information, having regard to the sensitivity of the data subject's private life, could justify the removal of the link which conducts to the information (with the consequence that the information will continue to be available on the source site), unless there is a preponderant public interest in having access to such information"*.

It is evident, the Court further specified, that this is a right which must be assessed on a case-by-case basis, according to the characteristics of each and taking into account the fact that the search engine's purpose is that of facilitating access to information for internet users, improving the efficacy of data

distribution and providing various services to the information society[33]. Only in this way is it possible to operate a fair balance between the legitimate interests of "internauts" to source information easily on the web, and the right to be forgotten of private citizens, who thereby receive protection which in a certain sense is attenuated by the fact that, rather than being a true and proper right to be forgotten, it fulfils a substantial interest of the individual to not be found online unless directly from the source site[34]. The search engine, in fact, cannot eliminate the personal data which are held by the owner of the process that has published that data, but only the link to it. And it is clear, in these terms, that mere de-indexation, accompanied by the possibility of coming across news items on the web which are no longer up to date, are incomplete, and are often out of context, cannot provide full protection for any of the rights at stake here.

Consequentially to that judgement, the Italian authority responsible for the guarantee of personal data, on 22 January 2015, approved protocols for monitoring the measures which Google was ordered to adopt for the protection of the privacy of Italian users [n. 30; doc. web n. 3738244], making available a web module on which interested parties can request the removal of search engine results.

These are procedures which are extremely complicated, and are very costly in terms of time and money, requiring case-by-case assessment, and provisions in that sense, to then arrive at protection which is never effectively complete, because, as we have said, even though an item has been de-indexed, it still remains on the web without any possibility for the interested party to demand that the effective truth be restored.

Right of Reply

We have highlighted, in this way, a plurality of elements, all jointly essential for the organisation of our Constitutional laws, for which the Fundamental Charter imposes protection: firstly, on the one side, the right to personal identity, a personality right which finds its foundation and its protection in Art. 2 of the Constitution, and on the other the freedom of expression of thought, an ever more direct

[33] PIZZETTI, in the Court of Justice's decision on the Google Spain case: more problems than solutions, op. cit., implying that the qualification of search engines as controllers in the processing of data opens new scenarios.

[34] European Community Guidelines of 26 November 2014. The independent consulting institute (working party), in accordance with Article 29 of the Directive 95/46/CE on the protection of personal data has published guidelines for the implementation of the aforementioned ruling from the Court of Justice which contain a series of criteria to orient the activities of national authorities in handling complaints ensuing from search engines not accepting requests for de-indexation, clarifying that no criterion is in itself determinant. Among them, first of all, is the nature of the applicant: in particular the circumstance that an applicant occupies a role in public life should generally tend towards refusal of the de-indexation request (well-known politicians, high public officials, businessmen, registered professionals.

emanation of human dignity as well as a central element in the entire system of laws. They are two rights which, in recent years, and above all with the spread of communication media and the internet, have come to find themselves in a state of perpetual tension and continued reciprocal limitation.

Secondly, we then have the right to be forgotten, its persistent conflict with that same right of freedom of expression of thought, intended in its most proper aspect as the freedom of the press, and also the total inefficacy, in concrete terms, of the protection instruments which have so far been devised.

All of the above, furthermore, operate in a context in which ever more relevance is assumed by both the generalised right of access to the internet and the effectiveness of the principle of net neutrality as an essential element in a system which appears ever more widespread and resistant to regulation. As far as regards the first aspect, in the conclusions of a report presented to the United Nations General Assembly in 2011 it is asserted that "since the internet has become an indispensable instrument for rendering effective a great many fundamental rights, in combatting inequality and accelerating development and civil progress, the guarantee of universal access to it must represent a priority for all member States". This new freedom must also go side by side with an accessibility which goes beyond mere technical connectivity and enables the concrete availability of free knowledge on the net. The right of access regards therefore both the outflow of knowledge, being that which each person can obtain from the net, and the input of knowledge, produced by all those who expand it with their intervention.

As for the neutrality of the net, this instead finds its foundation in the principle of equality (as in Art. 3 of the Constitution) and consists of the prohibition of every discrimination regarding data and traffic on the internet; it constitutes a precondition meant to prevent the eventuality that only certain subjects are able to contribute to the construction of the global knowledge asset, and intended, on the contrary, to enable anyone to be a provider and a beneficiary of information.

With all this in mind, it becomes manifestly evident how Right of Reply constitutes an instrument which, in full affirmation and guarantee of the previously mentioned preconditions, simultaneously protects the right to personal identity and freedom of expression of thought; in substance it eliminates the need for forms of balance between them, and by adapting to the specific technical characteristics of the internet it guarantees fully effective protection for them.

With Right of Reply, indeed, the rights of the person who publishes information are not contested, neither are they limited, yet the person who is the subject of that information is also able to exercise their freedom of expression of thought as per Art. 21 of the Constitution and to protect their personal

identity, by presenting a complete and contextualised version of the historic event which has been published. So with one and the same means the perennial struggle between these two fundamental freedoms is placated, while both are equally guaranteed. The content and the response, thanks to Right of Reply, will in fact have the same formal dignity and the same ranking within a specific search engine, because by clicking on a link and thereby on the content (whether it be an article, a photo, a video, a blog, a forum thread) the Right of Reply banner will immediately appear. If the content is opened at a specific moment in time, the response will also be able to be opened at that same moment, so that both can be read together.

This system, as well as being coherent with the precepts of the Constitution (and in fact essentially necessary for their fulfilment) also enables the preclusion of those technical problems which are at the base of the ineffectiveness of the right to be forgotten: on the one hand indeed, the search engine, as we have seen, is not responsible for the data content that is available on the internet, which remains fully accessible even though it might be incomplete and out of date, but, at best, it can be made to eliminate its links to a source site as the outcome of an assessment which must be made, case by case, on the basis of specific facts which hardly protect the individual and which is extremely costly in economic terms. Similarly, on the other hand, the desired effects cannot be obtained by obliging the owner of the site to predispose a system which is able to signal any and every development of a story which has already been published, with the aim of enabling the complete contextual indexation of all the elements which, over the course of time, have co-assembled the historic fact.

All of these elements find practical concordance in Right of Reply; through the application of this instrument, even without challenging the right of the person who has published news content to keep it accessible on the web (and therefore fully guaranteeing their right to freedom of expression) the person who is the subject of that content is granted the faculty of monitoring the online content which concerns them to ensure that it is constantly updated and updatable, so that their personal identity is faithfully represented in its dynamic development.

Freedom of expression of thought, the fight to personal identity, the collective right to access complete and current information on the internet with regard to every subject therefore and thereby become contextually protectable in a way that is effective.

Turin, 22 November 2016

Avv. Francesca Paruzzo